Earnings Per Share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Repurchase of common stock, shares	30,747,000	37,812,000	3,287,000